As filed with the Securities and Exchange Commission on December 4, 2008.

Registrations Nos.

333-107571
811-09203

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 13	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 95	☑

(Check appropriate box or boxes)

SEPARATE ACCOUNT A

(Exact Name of Registrant)

PACIFIC LIFE & ANNUITY COMPANY

(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3943
(Depositor’s Telephone Number, including Area Code)

Brandon J. Cage
Assistant Vice President
Pacific Life & Annuity Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and address of agent for service)

Copies of all communications to:

Brandon J. Cage	Jeffrey S. Puretz, Esq.
Pacific Life & Annuity Company	Dechert
P.O. Box 9000	1775 Eye Street, N.W.
Newport Beach, CA 92658-9030	Washington, D.C. 20006-2401

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☑	on December 15, 2008 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485

☐	on ___________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Interests in the Separate Account Under Pacific Value individual flexible premium deferred variable annuity contract.

Filing Fee: None

SEPARATE ACCOUNT A
FORM N-4
CROSS REFERENCE SHEET

PART A

Item No.		Prospectus Heading
1.	Cover Page	Cover Page

2.	Definitions	TERMS USED IN THIS PROSPECTUS

3.	Synopsis	AN OVERVIEW OF PACIFIC VALUE

4.	Condensed Financial Information	YOUR INVESTMENT OPTIONS — Variable Investment Option Performance; ADDITIONAL INFORMATION — Financial Statements;

5.	General Description of Registrant, Depositor and Portfolio Companies	AN OVERVIEW OF PACIFIC VALUE; PACIFIC LIFE & ANNUITY COMPANY, PACIFIC LIFE AND THE SEPARATE ACCOUNT — Pacific Life & Annuity Company (PL&A); — Pacific Life, — Separate Account A; YOUR INVESTMENT OPTIONS — Your Variable Investment Options; ADDITIONAL INFORMATION — Voting Rights

6.	Deductions	AN OVERVIEW OF PACIFIC VALUE; CHARGES, FEES AND DEDUCTIONS; WITHDRAWALS — Optional Withdrawal

7.	General Description of Variable Annuity Contracts	AN OVERVIEW OF PACIFIC VALUE; PURCHASING YOUR CONTRACT — How to Apply for your Contract; HOW YOUR INVESTMENTS ARE ALLOCATED; ANNUITIZATION — Choosing Your Annuity Option, — Your Annuity Payments; DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS — Death Benefits; ADDITIONAL INFORMATION — Voting Rights, — Changes to Your Contract, — Changes to ALL Contracts, — Inquiries and Submitting Forms and Requests, — Timing of Payments and Transactions

8.	Annuity Period	ANNUITIZATION

9.	Death Benefit	DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS

10.	Purchases and Contract Value	AN OVERVIEW OF PACIFIC VALUE; PURCHASING YOUR CONTRACT; HOW YOUR INVESTMENTS ARE ALLOCATED; PACIFIC LIFE & ANNUITY COMPANY, PACIFIC LIFE AND THE SEPARATE ACCOUNT — Pacific Life & Annuity Company, Pacific Life; THE GENERAL ACCOUNT — Withdrawals and Transfers

11.	Redemptions	AN OVERVIEW OF PACIFIC VALUE; CHARGES, FEES AND DEDUCTIONS; WITHDRAWALS; ADDITIONAL INFORMATION — Timing of Payments and Transactions; THE GENERAL ACCOUNT — Withdrawals and Transfers

12.	Taxes	CHARGES, FEES AND DEDUCTIONS — Premium Taxes; WITHDRAWALS — Optional Withdrawals, — Tax Consequences of Withdrawals; FEDERAL TAX ISSUES

13.	Legal Proceedings	Not Applicable

14.	Table of Contents of the Statement of Additional Information	CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

PART B

Statement of Additional
Item No.		Information Heading
15.	Cover Page	Cover Page

16.	Table of Contents	TABLE OF CONTENTS

17.	General Information and History	Not Applicable

18.	Services	Not Applicable

19.	Purchase of Securities Being Offered	THE CONTRACTS AND THE SEPARATE ACCOUNT — Calculating Subaccount Unit Values, — Systematic Transfer Programs

20.	Underwriters	DISTRIBUTION OF THE CONTRACTS — Pacific Select Distributors, Inc. (PSD)

21.	Calculation of Performance Data	PERFORMANCE

22.	Annuity Payments	THE CONTRACTS AND THE SEPARATE ACCOUNT — Variable Annuity Payment Amounts

23.	Financial Statements	FINANCIAL STATEMENTS

PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

PROSPECTUS
(Included in Registrant’s Form N-4/B, File No. 333-107571, Accession No. 0000892569-08-000666, filed on April 25, 2008, supplemented September 11, 2008, Accession No. 0000892569-08-001275, and incorporated by reference herein.)

STATEMENT OF ADDITIONAL INFORMATION
(Included in Registrant’s Form N-4/B, File No. 333-107571, Accession No. 0000892569-08-000666, filed on April 25, 2008, supplemented September 11, 2008, Accession No. 0000892569-08-001275, and incorporated by reference herein.)

Supplement dated December 15, 2008 to the Prospectus dated May 1, 2008 for the
Pacific Value variable annuity contract issued by Pacific Life & Annuity Company

Capitalized terms used in this supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life & Annuity Company; “you” or “your” refer to the Contract Owner.

This supplement must be preceded or accompanied by the Prospectus dated May 1, 2008, as supplemented. The changes in this supplement are effective February 1, 2009, unless otherwise noted below.

Effective January 1, 2009, all references in the Prospectus to the current or annual charge percentage for the following optional living benefit riders will change to the following:

Flexible Lifetime Income Plus (Single)	0.95%
Flexible Lifetime Income Plus (Joint)	1.10%
Automatic Income Builder	0.95%
Foundation 10	1.35%
Guaranteed Protection Advantage 3 (GPA 3)	0.55%
Guaranteed Protection Advantage 5 (GPA 5)	0.55%

Effective January 1, 2009, all references in the Prospectus to the Annual Credit for the Flexible Lifetime Income Plus Rider (Single) or the Flexible Lifetime Income Plus Rider (Joint) will be changed based on the following:

If your Rider Effective Date is on or after January 1, 2009, the Annual Credit is 5%. If your Rider Effective Date is before January 1, 2009, the Annual Credit will not change and will remain at 7%.

Effective January 1, 2009, all references in the Prospectus to the Withdrawal Percentage for the Automatic Income Builder Rider will be changed based on the following:

If your Rider Effective Date is on or after January 1, 2009, the following Withdrawal Percentages will apply:

Age	Withdrawal Percentage

Before 59 1/2	4.0%
59 1/2 - 69	4.0%
70 - 84	5.0%
85 and older	6.0%

If your Rider Effective Date is before January 1, 2009, the Withdrawal Percentages will not change. The following Withdrawal Percentages will apply:

Age	Withdrawal Percentage

Before 59 1/2	5.0%
59 1/2 - 69	5.0%
70 - 84	6.0%
85 and older	7.0%

The AN OVERVIEW OF PACIFIC VALUE section is amended as follows:

The first paragraph of the Transferring among Investment Options subsection is replaced with the following:

You can transfer among Investment Options any time, subject to certain limitations, until your Annuity Date without paying any current income tax. Transfers are limited to 25 for each calendar year. Only 2 transfers per month may involve the AIM V.I. PowerShares ETF Allocation Fund, BlackRock Global Allocation V.I. Fund, GE Investments Total Return Fund, International Value, International Small-Cap, International Large-Cap, Emerging Markets, or Van Kampen Global Tactical Asset Allocation Investment Options. In addition, only 2 transfers into or out of the American Funds Asset Allocation, American Funds Growth or American Funds Growth-Income Investment Options may occur in any calendar month. If you have used all 25 transfers in a calendar year, you may make one additional transfer of all or a portion of your Variable Account Value to the Money Market Investment Option before the start of the next calendar year. You can also make systematic transfers by enrolling in our dollar cost averaging, portfolio rebalancing or earnings sweep programs. Transfers made under these systematic transfer programs or under an asset allocation program established and maintained by us are excluded from the limitation. Some restrictions may apply to transfers to or from any fixed option.

The Optional Riders—Optional Living Benefit Riders subsection is amended to include the following:

At initial purchase and during the entire time that you own an optional living benefit Rider, you must invest your entire Contract Value in an asset allocation program or in Investment Options we make available for these Riders. See the OTHER OPTIONAL RIDERS—General Information—Investment Allocation Requirements section in the Prospectus and this supplement.

Income Access Rider

This optional Rider lets you, before the Annuity Date, withdraw up to 7% of your Protected Payment Base per year and lock in market gains. If your total withdrawals in a Contract Year exceed the annual withdrawal amount allowed under the Rider, then the Protected Payment Base may decrease and the amount you may withdraw in the future under the Rider may be reduced.

On any Contract Anniversary beginning with the first (1st) anniversary of the Rider Effective Date or most recent Reset Date, whichever is later, this Rider provides for Automatic Resets or Owner-Elected Resets of the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value. Any Reset may include an increase in the annual charge percentage (up to a maximum of 0.75%) associated with the Rider. (Protected Payment Base, Remaining Protected Balance, Automatic Reset, Owner-Elected Reset, and Reset Date are described in the OTHER OPTIONAL RIDERS—Income Access Rider section in this supplement.)

The Periodic Expenses section is amended to include the following:

	Current Charge	Maximum Charge
	Percentage	Percentage

• Income Access Rider Charge*	0.40%	0.75%

* If you buy this Rider, we deduct this charge proportionately from your Investment Options on each Contract Anniversary following the Effective Date of the Rider during the term of the Rider and while the Rider is in effect, or if the Rider is terminated. Under the terms and conditions of the Rider, the annual charge percentage may increase if an Automatic Reset or Owner-Elected Reset occurs, but will never be more than the maximum charge percentage. We will waive the annual charge if the Rider terminates as a result of the death of an Owner or sole surviving Annuitant or upon full annuitization of your Contract. The annual charge is only waived for the Contract Year that we are notified of the death or annuitization.

Footnote 6 is replaced with the following:

Only one Flexible Lifetime Income Plus (Single), Flexible Lifetime Income Plus (Joint), Foundation 10, Automatic Income Builder, Flexible Lifetime Income (Single), Flexible Lifetime Income (Joint), Lifetime Income Access Plus, or Income Access Rider may be owned or in effect at the same time. Only one GPA 3, GPA 5, GPA Rider may be owned or in effect at the same time.

The Total Annual Fund Operating Expenses subsection is replaced with the following:

This table shows the minimum and maximum total annual operating expenses paid by the Portfolios that you indirectly pay during the time you own the Contract. This table shows the range (minimum and maximum) of fees and expenses (including management fees, shareholder servicing and/or distribution (12b-1) fees, and other expenses) charged by any of the Portfolios, expressed as an annual percentage of average daily net assets. The amounts are based on expenses paid in the year ended December 31, 2007, adjusted to reflect anticipated changes in fees and expenses, or for new portfolios, based on estimates for the current fiscal year.

Each Variable Account of the Separate Account purchases shares of the corresponding Fund Portfolio at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Contract, and they may vary from year to year. These fees and expenses are described in more detail in each Fund Prospectus.

	Minimum	Maximum

Range of total annual portfolio operating expenses before any waivers or expense reimbursements	0.27%	2.37%
Range of total annual portfolios operating expenses after any waivers or expense reimbursements	0.27%	1.54%

To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain Portfolios of their respective Funds which may reduce the Portfolio’s expenses. The range of expenses in the first row above does not include the effect of any waiver and/or expense reimbursement arrangement. The range of expenses in the second row above includes the effect of waiver and/or expense reimbursement arrangements that will remain in effect at least through April 30, 2009. There can be no assurance that expense waivers or reimbursements will be extended beyond their current terms, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding annual operating expenses of that Fund.

You will find more information about the underlying Funds in each underlying Fund prospectus.

The Examples subsection is replaced with the following:

The following examples are intended to help you compare the cost of investing in your Contract with the cost of investing in other variable annuity contracts. The maximum amounts reflected below include the maximum periodic Contract expenses, Separate Account annual expenses and the Portfolio with the highest fees and expenses for the year ended December 31, 2007. The maximum amounts also include the combination of optional Riders whose cumulative maximum charge expenses totaled more than any other optional Rider combination. The optional Riders included are the SDBR, Flexible Lifetime Income Plus (Joint), GPA 3 and GIA Plus Riders. The minimum amounts reflected below include the minimum periodic Contract expenses, Separate Account annual expenses and the Portfolio with the lowest fees and expenses for the year ended December 31, 2007. The minimum amounts do not include any optional Riders.

The examples assume that you invest $10,000 in the Contract for the time periods indicated. They also assume that your Investment has a 5% return each year and assumes the maximum and minimum fees and expenses of all of the Investment Options available. Although your actual costs may be higher or lower, based on these assumptions, your maximum and minimum costs would be:

•	If you surrendered your Contract:

	1 Year	3 Years	5 Years	10 Years

Maximum†	$1,561	$2,896	$4,243	$7,634
Minimum†	$1,025	$1,296	$1,595	$2,477

•	If you annuitized your Contract:

	1 Year	3 Years	5 Years	10 Years

Maximum†	$1,561	$2,266	$3,793	$7,634
Minimum†	$1,025	$666	$1,145	$2,477

•	If you did not surrender, nor annuitize, but left the money in your Contract:

	1 Year	3 Years	5 Years	10 Years

Maximum†	$751	$2,266	$3,793	$7,634
Minimum†	$215	$666	$1,145	$2,477

†	In calculating the examples above, we used the maximum and minimum total operating expenses of all the Portfolios as shown in the Fees And Expenses section of each Fund prospectus. For more information on fees and expenses, see CHARGES, FEES AND DEDUCTIONS in the Prospectus, and see each Fund prospectus. See the FINANCIAL HIGHLIGHTS section in the Prospectus for condensed financial information about the Subaccounts.

The YOUR INVESTMENT OPTIONS section is amended as follows:

The Your Variable Investment Options subsection is amended to include the following:

		THE PORTFOLIO’S	PORTFOLIO
PACIFIC SELECT FUND	INVESTMENT GOAL	MAIN INVESTMENTS	MANAGER
American Funds Asset Allocation	High total return. (Preservation of capital over the long-term is of secondary importance.)	A master fund that invests in equity and fixed income securities of both U.S. and non-U.S. companies and in money market instruments.	Capital Research and Management Company (adviser to the Master Asset Allocation Fund)

AIM VARIABLE		THE PORTFOLIO’S	PORTFOLIO
INSURANCE FUNDS	INVESTMENT GOAL	MAIN INVESTMENTS	MANAGER
AIM V.I. PowerShares ETF Allocation Fund Series II	Provide total return consistent with a moderate level of risk relative to the broad stock market.	Principally invests in exchange traded funds (ETFs) with the expectation to invest, normally, at least 80% of its assets in portfolios of underlying PowerShares ETFs. The fund’s target allocation is to invest approximately 40% to 70% in underlying funds that invest primarily in equity securities and 30% to 60% in underlying funds that invest primarily in fixed income securities.	Invesco Aim Advisors, Inc.

GE INVESTMENTS		THE PORTFOLIO’S	PORTFOLIO
FUNDS, INC.	INVESTMENT GOAL	MAIN INVESTMENTS	MANAGER
GE Investments Total Return Fund Class 4	Highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.	Invests primarily in a combination of U.S. and non-U.S. equity securities and investment-grade debt securities.	GE Asset Management Inc.

VAN KAMPEN LIFE		THE PORTFOLIO’S	PORTFOLIO
INVESTMENT TRUST	INVESTMENT GOAL	MAIN INVESTMENTS	MANAGER
Van Kampen Global Tactical Asset Allocation Portfolio Class II*	Seek capital appreciation over time.	Invests primarily in a diversified mix of equity securities and fixed income securities of U.S. and non-U.S. issuers.	Van Kampen Asset Management

*	For more complete information on the Van Kampen Global Tactical Asset Allocation Portfolio, Class II, including a discussion of the portfolio’s investment techniques, risks associated with its investments, charges and expenses, see the accompanying preliminary prospectus for the portfolio. No assurance can be given that a portfolio will achieve its investment objective. You should read the preliminary prospectus carefully. The information in the preliminary prospectus for the portfolio is not complete and may be changed. A registration statement for the shares of the portfolio was filed with the SEC, and those shares may not be sold until that registration statement is effective. The preliminary prospectus is not an offer to sell shares of the portfolio.

The portfolio manager of the Diversified Bond portfolio is changed to the following:

		THE PORTFOLIO’S	PORTFOLIO
PACIFIC SELECT FUND	INVESTMENT GOAL	MAIN INVESTMENTS	MANAGER
Diversified Bond	Maximize total return consistent with prudent investment management.	Fixed income securities of varying qualities and terms to maturity of both U.S. and non-U.S. companies and derivatives relating to such securities or related indexes.	Western Asset Management Company

The Investment Advisers subsection is amended to include the following:

Invesco Aim Advisors, Inc. is the investment adviser for the AIM Variable Insurance Funds and has retained other affiliated sub-advisers to manage the portfolio.

GE Asset Management Inc. is the investment adviser for the GE Investments Funds, Inc.

Van Kampen Asset Management is the investment adviser for the Van Kampen Life Investment Trust.

The HOW YOUR INVESTMENTS ARE ALLOCATED section is amended as follows:

Group D of the Custom Model subsection is amended to include the following Investment Options:

AIM V.I. PowerShares ETF Allocation Fund
American Funds Asset Allocation
GE Investments Total Return Fund
Van Kampen Global Tactical Asset Allocation Portfolio

The first paragraph of the Transfers and Market-timing Restrictions—Transfers subsection is replaced with the following:

Transfers are allowed 30 days after the Contract Date. Currently, we are not enforcing this restriction but we reserve the right to enforce it in the future. Once your Investments are allocated to the Investment Options you selected, you may transfer your Account Value less Loan Account Value from any Investment Option to any other Investment Option, except the DCA Plus Fixed Option. Transfers are limited to 25 for each calendar year. Only 2 transfers in any calendar month may involve any of the following Investment Options: AIM V.I. PowerShares ETF Allocation Fund, BlackRock Global Allocation V.I. Fund, GE Investments Total Return Fund, International Value, International Small-Cap, International Large-Cap, Emerging Markets, or Van Kampen Global Tactical Asset Allocation. In addition, only 2 transfers into or out of the American Funds Asset Allocation, American Funds Growth or American Funds Growth-Income Investment Options may occur in any calendar month.

The CHARGES, FEES AND DEDUCTIONS section is amended as follows:

The Optional Rider Charges subsection is amended to include the following:

Income Access Rider Charge

If you purchase this Rider, we will deduct an annual charge for the Rider from your Investment Options on a proportionate basis on each Contract Anniversary that the Rider remains in effect following the Effective Date of the Rider and if the Rider is terminated. The annual charge is 0.40% (not to exceed a maximum annual charge percentage of 0.75%) multiplied by the Contract Value on the day the charge is deducted.

If this Rider terminates on a Contract Anniversary, the entire annual charge for the prior Contract Year will be deducted from the Contract Value on that Contract Anniversary. If the Rider terminates prior to a Contract Anniversary, we will prorate the annual charge based on the Contract Value as of the day the Rider terminates. Such prorated amount will be deducted from the Contract Value on the earlier of the day the Contract terminates or the Contract Anniversary following the day the Rider terminates.

We will waive the annual charge if the Rider terminates as a result of the death of an Owner or sole surviving Annuitant, or full annuitization of the Contract or when the Contract Value is zero. The annual charge is only waived for the current Contract Year, even if death occurs in a prior Contract Year.

Change in Annual Charge—The annual charge percentage may increase as a result of any Automatic Reset or Owner-Elected Reset. The annual charge percentage will not exceed the annual charge percentage then in effect for new issues of this same rider or the maximum annual charge percentage of 0.75%. If an Automatic Reset or Owner-Elected Reset never occurs, the annual charge percentage established on the Rider Effective Date is guaranteed not to change.

The OTHER OPTIONAL RIDERS section is amended as follows:

The Allowable Investment Options table in the Investment Allocation Requirements subsection is amended to include the following:

AIM V.I. PowerShares ETF Allocation Fund
American Funds Asset Allocation
GE Investments Total Return Fund
Van Kampen Global Tactical Asset Allocation Portfolio

Effective January 1, 2009, the Allowable Asset Allocation Models will be changed as follows:

Portfolio Optimization Model E will no longer be an allowable Asset Allocation Model for any optional living benefit rider with a Rider Effective Date on or after January 1, 2009.

The Multiple Rider Ownership subsection is replaced with the following:

Only one Flexible Lifetime Income Plus (Single), Flexible Lifetime Income Plus (Joint), Foundation 10, Automatic Income Builder, Flexible Lifetime Income (Single), Flexible Lifetime Income (Joint), Lifetime Income Access Plus, or Income Access Rider may be owned or in effect at the same time. Only one GPA 3, GPA 5, GPA Rider may be owned or in effect at the same time.

All references to rider exchanges concerning the riders listed in the table below are replaced with the following:

Withdrawal Benefit Rider Exchanges

Subject to availability, you may elect to exchange among the following withdrawal benefit Riders:

FROM	TO	WHEN

Income Access	Flexible Lifetime Income Plus (Single or Joint) Automatic Income Builder	On any Contract Anniversary.

Lifetime Income Access Plus	Income Access Flexible Lifetime Income Plus (Single or Joint) Automatic Income Builder	On any Contract Anniversary.

Flexible Lifetime Income (Single)	Income Access Flexible Lifetime Income Plus (Single or Joint)	On any Contract Anniversary.

	Automatic Income Builder	On any Contract Anniversary beginning with 5th Contract Anniversary measured from the Contract issue date.

Flexible Lifetime Income (Joint)	Income Access Flexible Lifetime Income Plus (Single or Joint)	On any Contract Anniversary.

	Automatic Income Builder	On any Contract Anniversary beginning with 5th Contract Anniversary measured from the Contract issue date.

Foundation 10	Income Access	On any Contract Anniversary.

	Flexible Lifetime Income Plus (Single or Joint) Automatic Income Builder	On any Contract Anniversary beginning with 5th Contract Anniversary measured from the Contract issue date.

Flexible Lifetime Income Plus (Single)	Income Access Flexible Lifetime Income Plus (Joint)	On any Contract Anniversary.

	Automatic Income Builder	On any Contract Anniversary beginning with 5th Contract Anniversary measured from the Contract issue date.

Flexible Lifetime Income Plus (Joint)	Income Access Flexible Lifetime Income Plus (Single)	On any Contract Anniversary.

	Automatic Income Builder	On any Contract Anniversary beginning with 5th Contract Anniversary measured from the Contract issue date.

Automatic Income Builder	Income Access	On any Contract Anniversary.

	Flexible Lifetime Income Plus (Single or Joint)	On any Contract Anniversary beginning with 5th Contract Anniversary measured from the Contract issue date.

When you elect an exchange, you are terminating your existing Rider and purchasing a new Rider. The Initial Protected Payment Base and Remaining Protected Balance under the new Rider will be equal to the Contract Value on that Contract Anniversary. Generally, if your Contract Value is lower than the Protected Payment Base under your existing Rider, your election to exchange from one rider to another may result in a reduction in the Protected Payment Base, Remaining Protected Balance, Protected Payment Amount and any Annual Credit that may be applied. In other words, your existing protected balances will not carryover to the new Rider. If you elect an exchange, you will be subject to the charge for the new Rider in effect at the time of the exchange. No more than one exchange may be elected each Contract Year.

Effective January 1, 2009, the Purchasing the Foundation 10 Rider subsection of the Foundation 10 Rider is replaced with the following:

This Rider is no longer available for purchase.

The following withdrawal benefit rider is added:

Income Access Rider

Purchasing the Rider

You may purchase this optional Rider on the Contract Date or on any Contract Anniversary if the age of each Annuitant is 85 years or younger on the date of purchase and you allocate your entire Contract Value according to the Investment Allocation Requirements.

Rider Terms

Annual RMD Amount—The amount required to be distributed each Calendar Year for purposes of satisfying the minimum distribution requirements of Internal Revenue Code Section 401(a)(9) (“Section 401(a)(9)”) and related Code provisions in effect as of the Rider Effective Date.

Protected Payment Amount—The maximum amount that can be withdrawn each Contract Year under this Rider without reducing the Protected Payment Base. The Protected Payment Amount on any day after the Rider Effective Date is equal to the lesser of:

•	7% of the Protected Payment Base as of that day, or

•	the Remaining Protected Balance as of that day.

The Protected Payment Amount for a Contract Year is determined at the beginning of that Contract Year and will remain unchanged throughout that Contract Year.

Protected Payment Base—An amount used to determine the Protected Payment Amount. The Protected Payment Base will remain unchanged except as otherwise described under the provisions of this Rider.

Remaining Protected Balance—The amount available for future withdrawals made under this Rider.

Reset Date—Any Contract Anniversary beginning with the first (1st) Contract Anniversary after the Rider Effective Date or the most recent Reset Date, whichever is later, on which an Automatic Reset or Owner-Elected Reset occurs to Reset the Remaining Protected Balance to an amount equal to 100% of the Contract Value, determined as of that Contract Anniversary.

Rider Effective Date—The date the guarantees and charges for the Rider become effective. If the Rider is purchased within 60 days of the Contract Date, the Rider Effective Date is the Contract Date. If the Rider is purchased within 60 days of a Contract Anniversary, the Rider Effective Date is the date of that Contract Anniversary.

Initial Values—The initial Protected Payment Base and Remaining Protected Balance amounts are equal to:

•	Initial Purchase Payment, if the Rider Effective Date is on the Contract Date, or

•	Contract Value, if the Rider Effective Date is on a Contract Anniversary.

The initial Protected Payment Amount on the Rider Effective Date is equal to 7% of the initial Protected Payment Base.

How the Rider Works

This Rider allows for withdrawals up to the Protected Payment Amount each Contract Year, regardless of market performance, until the Rider terminates.

The Income Access Rider also provides that if, on any Contract Anniversary beginning with the first (1st) anniversary of the Effective Date or most recent Reset Date, the Rider provides for Automatic Annual Resets and Owner-Elected Resets of the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value as of that Contract Anniversary.

The Protected Payment Base and Remaining Protected Balance may change over time. An Automatic Reset or Owner-Elected Reset will increase or decrease the Protected Payment Base and Remaining Protected Balance depending on the Contract Value on the Reset Date. A withdrawal that is less than or equal to the Protected Payment Amount will reduce the Remaining Protected Balance by the amount of the withdrawal and will not change the Protected Payment Base. For withdrawals that are greater than the Protected Payment Amount, see the Withdrawal of Protected Payment Amount subsection.

For purposes of this Rider, the term “withdrawal” includes any applicable withdrawal charges. Amounts withdrawn under the Rider will reduce the Contract Value by the amount withdrawn and will be subject to the same conditions, limitations, restrictions and all other fees, charges and deductions, if applicable, as withdrawals otherwise made under the provisions of the Contract. Withdrawals under this Rider are not annuity payouts. Annuity payouts generally receive a more favorable tax treatment than other withdrawals.

If your Contract is a Qualified Contract, including a TSA/403(b) Contract, you are subject to restrictions on withdrawals you may take prior to a triggering event and you should consult your tax or legal advisor prior to purchasing this optional guarantee, the primary benefit of which is guaranteeing withdrawals. For additional information regarding withdrawals and triggering events, see the FEDERAL TAX ISSUES—IRAs and Qualified Plans section in the Prospectus.

Withdrawal of Protected Payment Amount

While the Rider is in effect, you may make cumulative withdrawals up to the Protected Payment Amount each Contract Year without reducing the Protected Payment Base, regardless of market performance, until the Rider terminates. Any portion of the Protected Payment Amount not withdrawn during a Contract Year may not be carried over to the next Contract Year.

Under your Contract, you may withdraw more than the Protected Payment Amount each Contract Year. However, withdrawals of more than the Protected Payment Amount in a Contract Year will cause an immediate adjustment to the Remaining Protected Balance, the Protected Payment Base, and, at the next Contract Anniversary, the Protected Payment Amount.

If a withdrawal does not cause the total amount withdrawn during the Contract Year to exceed the Protected Payment Amount, the Protected Payment Base will remain unchanged. The Remaining Protected Balance will decrease by the withdrawal amount immediately following the withdrawal.

Withdrawals Exceeding the Protected Payment Amount. If a withdrawal (except an RMD withdrawal) causes the total amount withdrawn during the Contract Year to exceed the Protected Payment Amount, we will (immediately following the excess withdrawal) reduce the Protected Payment Base on a proportionate basis for the amount in excess of the Protected Payment Amount. We will reduce the Remaining Protected Balance either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount. (See Sample Calculations—Example #4 for a numerical example of the adjustments to the Protected Payment Base and Remaining Protected Balance as a result of an excess withdrawal.)

The Protected Payment Amount will remain unchanged until the next Contract Anniversary, when the Protected Payment Amount for the new Contract Year is determined.

For information regarding taxation of withdrawals, see the FEDERAL TAX ISSUES section in the Prospectus.

The amount available for withdrawal under the Contract must be sufficient to support any withdrawal that would otherwise exceed the Protected Payment Amount.

A withdrawal may not exceed the amount available for withdrawal under the Contract, if such withdrawal would cause the cumulative withdrawals for that Contract Year to exceed the Protected Payment Amount and reduce the Contract Value to zero.

Except as otherwise provided under the Required Minimum Distributions subsection below, if, immediately after a withdrawal, the cumulative withdrawals for that Contract Year do not exceed the Protected Payment Amount and the Contract Value is reduced to zero, the following will apply:

•	the Protected Payment Amount will be paid under a series of pre-authorized withdrawals under a payment frequency, as elected by you, but no less frequently than annually, until the Remaining Protected Balance is reduced to zero,

•	no additional Purchase Payments will be accepted under the Contract,

•	any Remaining Protected Balance will not be available for payment in a lump sum or may not be applied to provide payments under an Annuity Option, and

•	the Contract will cease to provide any death benefit.

If the Owner or sole surviving Annuitant dies and the Contract Value is zero as of the date of death, any Remaining Protected Balance will be paid to the designated Beneficiary under the series of pre-authorized withdrawals and payment frequency then in effect at the time of the Owner’s or sole surviving Annuitant’s death. If, however, the Remaining Protected Balance would be paid over a period that exceeds the life expectancy of the Beneficiary, the pre-authorized withdrawal amount will be adjusted so that the withdrawal payments will be paid over a period that does not exceed the Beneficiary’s life expectancy.

Required Minimum Distributions

No adjustment will be made to the Protected Payment Base as a result of a withdrawal that exceeds the Protected Payment Amount immediately prior to the withdrawal, provided:

•	such withdrawal (an “RMD Withdrawal”) is for purposes of satisfying the minimum distribution requirements of Section 401(a)(9) and related Code provisions in effect at that time,

•	you have authorized us to calculate and make periodic distribution of the Annual RMD Amount for the Calendar Year required based on the payment frequency you have chosen,

•	the Annual RMD Amount is based on this Contract only, and

•	only RMD withdrawals are made from the Contract during the Contract Year.

Immediately following an RMD withdrawal, the Remaining Protected Balance will decrease by the RMD withdrawal amount.

If the Contract Value is reduced to zero, RMD withdrawals will cease and any Remaining Protected Balance will be paid under a series of pre-authorized withdrawals in accordance with the terms of the Rider.

See the FEDERAL TAX ISSUES—Qualified Contracts—Required Minimum Distributions section in the Prospectus.

Reset of Protected Payment Base and Remaining Protected Balance

Regardless of which Reset option is used, on and after each Reset Date, the provisions of this Rider shall apply in the same manner as they applied when the Rider was originally issued. The limitations and restrictions on Purchase Payments and withdrawals, the deduction of annual charges and any future Reset options available on and after the Reset Date, will again apply and will be measured from that Reset Date. Please discuss with your registered representative your Contract’s maximum Annuity Date when considering Reset options. A Reset occurs when the Protected Payment Base and Remaining Protected Balance are reset to an amount equal to the Contract Value as of the Reset Date.

Automatic Reset. On each Contract Anniversary while this Rider is in effect and before the Annuity Date, we will automatically reset the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value, if the Protected Payment Base is less than the Contract Value on that Contract Anniversary. The annual charge percentage may change as a result of any Automatic Reset (see the CHARGES, FEES AND DEDUCTIONS—Optional Rider Charges section in this supplement).

Automatic Reset—Opt-Out Election. If you are within 60 days after a Contract Anniversary on which an Automatic Reset is effective, you have the option to reinstate the Protected Payment Base, Remaining Protected Balance and any change in the annual charge percentage to their respective amounts immediately before the Automatic Reset. Any future Automatic Resets will continue in accordance with the Automatic Reset paragraph above.

If you elect this option, your opt-out election must be received, in a form satisfactory to us, at our Service Center within the same 60 day period after the Contract Anniversary on which the Reset is effective.

Automatic Reset—Future Participation. You may elect not to participate in future Automatic Resets at any time. Your election must be received, in a form satisfactory to us, at our Service Center, while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries.

If you previously elected not to participate in Automatic Resets, you may re-elect to participate in future Automatic Resets at any time. Your election to resume participation must be received, in a form satisfactory to us, at our Service Center while this Rider is in effect and before the Annuity Date. Such election will be effective for future Contract Anniversaries as described in the Automatic Reset paragraph above.

Owner-Elected Resets (Non-Automatic). On any Contract Anniversary beginning with the first (1st) Contract Anniversary, measured from the Rider Effective Date or the most recent Reset Date, whichever is later, you may elect to Reset the Remaining Protected Balance and Protected Payment Base to an amount equal to 100% of the Contract Value. The annual charge percentage may change as a result of this Reset.

If you elect this option, your election must be received, in a form satisfactory to us, at our Service Center within 60 days after the Contract Anniversary on which the Reset is effective. The Reset will be based on the Contract Value as of that Contract Anniversary. Your election of this option may result in a reduction in the Protected Payment Base, Remaining Protected Balance and Protected Payment Amount. Generally, the reduction will occur when your Contract Value is less than the Protected Payment Base as of the Contract Anniversary you elected the reset. You are strongly advised to work with your investment professional prior to electing an Owner-Elected Reset. We will provide you with written confirmation of your election.

Subsequent Purchase Payments

If we receive any additional Purchase Payments to the Contract, we will immediately increase the Protected Payment Base and Remaining Protected Balance by the amount of the Purchase Payment. However, the Protected Payment Amount will remain unchanged until the next Contract Anniversary, when the Protected Payment Amount for the new Contract Year is determined.

Continuation of Rider if Surviving Spouse Continues Contract

If the Owner dies while this Rider is in effect and if the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, the surviving spouse may continue to take withdrawals of the Protected Payment Amount under this Rider, until the Remaining Protected Balance is zero (0). The surviving spouse may elect any of the reset options available under this Rider for subsequent Contract Anniversaries.

The surviving spouse may elect to receive any death benefit proceeds instead of continuing the Contract and Rider (see DEATH BENEFITS AND OPTIONAL DEATH BENEFIT RIDERS—Death Benefits in the Prospectus).

Termination

You cannot request a termination of the Rider, but the Rider will automatically end on the earliest of:

•	the day any portion of the day any portion of the Contract Value is no longer allocated according to the Investment Allocation Requirements,

•	the day the Remaining Protected Balance is reduced to zero,

•	the date of the first death of an Owner or the date of death of the sole surviving Annuitant, except as otherwise provided in the paragraph below,

•	for Contracts with a Non-Natural Owner, the date of the first death of an Annuitant, including Primary, Joint and Contingent Annuitants,

•	the day the Contract is terminated in accordance with the provisions of the Contract, except as otherwise provided in the paragraph below,

•	the day you exchange this Rider for another withdrawal benefit Rider,

•	the Annuity Date, or

•	the day the Contract Value is reduced to zero as a result of a withdrawal (except an RMD withdrawal) that exceeds the Protected Payment Amount.

The Rider will automatically end on the date a full withdrawal of the amount available for withdrawal is made under the Contract.

The Rider and the Contract will not terminate on the first death of an Owner or death of the sole surviving Annuitant, or the day the Contract is terminated in accordance with the provisions of the Contract if, at the time of those events, the Contract Value is zero and we are making pre-authorized withdrawals of the Remaining Protected Balance under the provisions of the Rider. If we are making pre-authorized withdrawals, the Contract will terminate the day the Remaining Protected Balance is zero.

Sample Calculations

The examples provided are based on certain hypothetical assumptions and are for example purposes only. Where Contract Value is reflected, the examples do not assume any specific return percentage. The examples have been provided to assist in understanding the benefits provided by this Rider and to demonstrate how Purchase Payments received and withdrawals made from the Contract prior to the Annuity Date affect the values and benefits under this Rider over an extended period of time. Any Credit Enhancement added to your Contract is not counted as a Purchase Payment and is not included when determining the guarantees under any of the optional living benefit riders. Any calculations for determining a Reset are based on Contract Value, which includes any Credit Enhancement. These examples are not intended to serve as projections of future investment returns nor are they a reflection of how your Contract will actually perform.

Example #1—Setting of Initial Values.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

Beginning				Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Base	Amount	Balance

1	$100,000			$100,000	$7,000	$100,000

On the Rider Effective Date, the initial values are set as follows:

•	Protected Payment Base = Initial Purchase Payment = $100,000

•	Remaining Protected Balance = Initial Purchase Payment = $100,000

•	Protected Payment Amount = 7% of Protected Payment Base = $7,000

Example #2—Subsequent Purchase Payments.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	A subsequent Purchase Payment of $20,000 is received during Contract Year 1.

•	No withdrawals taken.

•	Automatic resets at Beginning of Contract Year 2.

Beginning				Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Base	Amount	Balance

1	$100,000			$100,000	$7,000	$100,000
Activity	$20,000		$122,000	$120,000	$7,000	$120,000
2	(Before Automatic Reset)		$122,000	$120,000	$8,400	$120,000
2	(After Automatic Reset)		$122,000	$122,000	$8,540	$122,000

Immediately after the $20,000 subsequent Purchase Payment during Contract Year 1, the Protected Payment Base and Remaining Protected Balance are increased by the Purchase Payment amount to $120,000 ($100,000 + $20,000). On the Contract Anniversary at the beginning of Contract Year 2, the Protected Payment Amount after the Purchase Payment remains at $7,000 until the Protected Payment Amount is determined at the Beginning of Contract Year 2.

Because at the Beginning of Contract Year 2, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 2 − Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at the Beginning of Contract Year 2 − After Automatic Reset). As a result, the Protected Payment Amount is equal to $8,540 (7% of the reset Protected Payment Base). In addition to Purchase Payments, the Contract Value is further subject to increases and/or decreases during each Contract Year as a result of additional amounts credited, charges, fees and other deductions, and increases and/or decreases in the investment performance of the Variable Account.

Example #3—Withdrawals Not Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	A subsequent Purchase Payment of $20,000 is received during Contract Year 1.

Beginning				Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Base	Amount	Balance

1	$100,000			$100,000	$7,000	$100,000
Activity	$20,000		$122,000	$120,000	$7,000	$120,000
2	(Before Automatic Reset)		$122,000	$120,000	$8,400	$120,000
2	(After Automatic Reset)		$122,000	$122,000	$8,540	$122,000
Activity		$8,540	$116,000	$122,000	$8,540	$113,460
3			$116,000	$122,000	$8,540	$113,460

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

As the withdrawal during Contract Year 2 did not exceed the Protected Payment Amount immediately prior to the withdrawal ($8,540):

(a) the Protected Payment Base remains unchanged; and

(b) the Remaining Protected Balance is reduced by the amount of the withdrawal to $113,460 ($122,000 – $8,540).

Example #4—Withdrawals Exceeding Protected Payment Amount.

The values shown below are based on the following assumptions:

•	Initial Purchase Payment = $100,000

•	Rider Effective Date = Contract Date

•	A subsequent Purchase Payment of $100,000 is received during Contract Year 1.

•	A withdrawal greater than the Protected Payment Amount is taken during Contract Year 2.

•	Automatic reset at Beginning of Contract Year 2 and 4.

Beginning				Protected	Protected	Remaining
of Contract	Purchase		Contract Value	Payment	Payment	Protected
Year	Payment	Withdrawal	after Activity	Base	Amount	Balance

1	$100,000		$104,000	$100,000	$7,000	$100,000
Activity	$100,000		$208,000	$200,000	$7,000	$200,000
2	(Before Automatic Reset)		$207,000	$200,000	$14,000	$200,000
2	(After Automatic Reset)		$207,000	$207,000	$14,490	$207,000
Activity		$15,000	$206,490	$206,503	$14,490	$192,000
3			$206,490	$206,503	$14,455	$192,000
4	(Prior to Automatic Reset)		$220,944	$206,503	$14,455	$192,000
4	(After Automatic Reset)		$220,944	$220,944	$15,466	$220,944

For an explanation of the values and activities at the start of and during Contract Year 1, refer to Examples #1 and #2.

Because the $15,000 withdrawal during Contract Year 2 exceeds the Protected Payment Amount immediately prior to the withdrawal ($15,000 > $14,490), the Protected Payment Base and Remaining Protected Balance immediately after the withdrawal are reduced.

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

•	Contract Value = $221,490

•	Protected Payment Base = $207,000

•	Remaining Protected Balance = $207,000

•	Protected Payment Amount = $14,490 (7% × Protected Payment Base; 7% × $207,000 = $14,490)

•	No withdrawals were taken prior to the excess withdrawal

A withdrawal of $15,000 was taken, which exceeds the Protected Payment Amount of $14,490 for the Contract Year. The Protected Payment Base and Remaining Protected Balance will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount. Numerically, the excess withdrawal amount is $510 (Total withdrawal amount − Protected Payment Amount; $15,000 − $14,490 = $510).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value − Protected Payment Amount). Numerically, the ratio is 0.24% ($510 ÷ ($221,490 − $14,490); $510 ÷ $207,000 = 0.0024 or 0.24%).

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Based is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $206,503 (Protected Payment Base × (1-ratio); $207,000 × (1-0.24%); $207,000 × 99.76% = $206,503).

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount.

To determine the proportionate reduction, the Remaining Protected Balance is reduced by the Protected Payment Amount multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the Remaining Protected Balance is $192,047 (Remaining Protected Balance − Protected Payment Amount) × (1-ratio); ($207,000 − $14,490) × (1-0.24%); $192,510 × 99.76% = $192,047).

To determine the total withdrawal amount reduction, the Remaining Protected Balance is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the Remaining Protected Balance is $192,000 (Remaining Protected Balance − total withdrawal amount; $207,000 − $15,000 = $192,000).

Therefore, since $192,000 (total withdrawal amount method) is less than $192,047 (proportionate method) the new Remaining Protected Balance is $192,000.

The Protected Payment Amount immediately after the withdrawal is equal to $14,490, but at the Beginning of Contract Year 3, it is adjusted to $14,455 (7% of the Protected Payment Base after the withdrawal (7% of $206,503 = $14,455), less cumulative withdrawals during that Contract Year ($15,000), but not less than zero).

Because at the Beginning of Contract Year 4, the Protected Payment Base was less than the Contract Value on that Contract Anniversary (see balances at Beginning of Contract Year 4—Prior to Automatic Reset), an automatic reset occurred which resets the Protected Payment Base and Remaining Protected Balance to an amount equal to 100% of the Contract Value (see balances at Beginning of Contract Year 4—After Automatic Reset).

Example #5—Reset of Protected Payment Base and Remaining Protected Balance.

The values shown below are based on the following assumptions:

•	No subsequent Purchase Payments are received.

•	Withdrawals, each equal to 7% of the Protected Payment Base are taken during contract year 4, 5, 6

Beginning of			Protected	Protected	Remaining
Contract		Contract Value	Payment	Payment	Protected
Year	Withdrawal	After Activity	Base	Amount	Balance

4			$94,000	$6,580	$94,000
Activity	$6,580			$6,580	$87,420
5			$94,000	$6,580	$87,420
Activity	$6,580			$6,580	$80,840
6			$94,000	$6,580	$80,840
Activity	$6,580			$6,580	$74,260
7
Balances (immediately before the Reset)		$85,000	$94,000	$6,580	$74,260
Activity (Reset)
7
Balances (immediately after the Reset)		$85,000	$85,000	$5,950	$85,000

Because the Contract Value ($85,000) on the Reset Date at the Beginning of Contract Year 7 is greater than the Remaining Protected Balance ($74,260) (see balances immediately before the Reset), the Reset election: (a) resets the Remaining Protected Balance to equal the Contract Value; (b) resets the Protected Payment Base to equal the reset Remaining Protected Balance, resulting in a reduction in the Protected Payment Base; and (c) resets the Protected Payment Amount to equal 7% of the reset Protected Payment Base ($85,000 × 7% = $5,950), resulting in a reduction in the Protected Payment Amount (see balances immediately after the Reset).

Example #6—RMD Withdrawals.

The effect of cumulative RMD Withdrawals during the Contract Year that exceed the Protected Payment Amount established for that Contract Year and its effect on the Protected Payment Base and Remaining Protected Balance. The Annual RMD Amount is based on the entire interest of your Contract as of the previous year-end. This table assumes quarterly withdrawals of only the Annual RMD Amount during the Contract Year. The calculated Annual RMD amount for the Calendar Year is $7,500 and the Contract Anniversary is May 1 of each year.

This table assumes quarterly withdrawals of only the Annual RMD Amount during the Contract Year. The calculated Annual RMD amount for the Calendar Year is $7,500 and the Contract Anniversary is May 1 of each year.

			Annual	Protected	Protected	Remaining
Activity	RMD	Non-RMD	RMD	Payment	Payment	Protected
Date	Withdrawal	Withdrawal	Amount	Base	Amount	Balance
05/01/2006				$100,000	$7,000	$100,000
Contract Anniversary
01/01/2007			$7,500
03/15/2007	$1,875			$100,000	$7,000	$98,125
05/01/2007				$100,000	$7,000	$98,125
Contract Anniversary
06/15/2007	$1,875			$100,000	$7,000	$96,250
09/15/2007	$1,875			$100,000	$7,000	$94,375
12/15/2007	$1,875			$100,000	$7,000	$92,500
01/01/2008			$8,000
03/15/2008	$2,000			$100,000	$7,000	$90,500
05/01/2008				$100,000	$7,000	$90,500
Contract Anniversary

Because all withdrawals during the Contract Year were RMD Withdrawals, there is no adjustment to the Protected Payment Base for exceeding the Protected Payment Amount. The only effect is a reduction in the Remaining Protected Balance equal to the amount of each withdrawal. In addition, the Protected Payment Amount is reduced by the amount of each withdrawal until the Protected Payment Amount is zero.

This chart assumes quarterly withdrawals of the Annual RMD Amount and other non-RMD Withdrawals during the Contract Year. The calculated Annual RMD amount and Contract Anniversary are the same as above.

			Annual	Protected	Protected	Remaining
Activity	RMD	Non-RMD	RMD	Payment	Payment	Protected
Date	Withdrawal	Withdrawal	Amount	Base	Amount	Balance
05/01/2006				$100,000	$7,000	$100,000
Contract Anniversary
01/01/2007			$7,500
03/15/2007	$1,875			$100,000	$7,000	$98,125
04/01/2007		$2,000		$100,000	$7,000	$96,125
05/01/2007				$100,000	$7,000	$96,125
Contract Anniversary
06/15/2007	$1,875			$100,000	$7,000	$94,250
09/15/2007	$1,875			$100,000	$7,000	$92,375
11/15/2007		$4,000		$99,140	$7,000	$88,358

On 3/15/07 there was an RMD Withdrawal of $1,875 and on 4/1/07 a non-RMD Withdrawal of $2,000. Because the total withdrawals during the Contract Year (5/1/06 through 4/30/07) did not exceed the Protected Payment Amount of $7,000 there was no adjustment to the Protected Payment Base. The only effect is a reduction in the Remaining Protected Balance equal to the amount of each withdrawal. On 5/1/07, the Protected Payment Amount was re-calculated (7% of the Protected Payment Base) as of that Contract Anniversary.

On 11/15/07, there was a Non-RMD Withdrawal ($4,000) that caused the cumulative withdrawals during the Contract Year ($7,750) to exceed the Protected Payment Amount ($7,000). As the withdrawal during exceeded the Protected Payment Amount and assuming the Contract Value was $90,000 immediately prior to the withdrawal, the Protected Payment Base is reduced to $99,140 and the Remaining Protected Balance is reduced to $88,358.

The Values shown below are based on the following assumptions immediately before the excess withdrawal:

•	Contract Value = $90,000

•	Protected Payment Base = $100,000

•	Remaining Protected Balance = $92,375

•	Protected Payment Amount less withdrawals already taken = $7,000 − $3,750 = $3,250

A withdrawal of $4,000 was taken, which exceeds the Protected Payment Amount for the Contract Year. The Protected Payment Base and Remaining Protected Balance will be reduced based on the following calculation:

First, determine the excess withdrawal amount. The excess withdrawal amount is the total withdrawal amount less the Protected Payment Amount less withdrawals already taken. Numerically, the excess withdrawal amount is $750 (Total withdrawal amount − Protected Payment Amount less withdrawals already taken; $4,000 − ($7,000 − $3,750 = $750).

Second, determine the ratio for the proportionate reduction. The ratio is the excess withdrawal amount determined above divided by (Contract Value − Protected Payment Amount). Numerically, the ratio is 0.86% ($750 ÷ ($90,000 − $3,250); $750 ÷ $86,750 = 0.0086 or 0.86%).

Third, determine the new Protected Payment Base. The Protected Payment Base will be reduced on a proportionate basis. The Protected Payment Based is multiplied by 1 less the ratio determined above. Numerically, the new Protected Payment Base is $99,140 (Protected Payment Base × (1-ratio); $100,000 × (1-0.86%); $100,000 × 99.14% = $99,140).

Fourth, determine the new Remaining Protected Balance. The Remaining Protected Balance is reduced either on a proportionate basis or by the total withdrawal amount, whichever results in the lower Remaining Protected Balance amount.

To determine the proportionate reduction, the Remaining Protected Balance is reduced by the Protected Payment Amount multiplied by 1 less the ratio determined above. Numerically, after the proportionate reduction, the Remaining Protected Balance is $88,358 (Remaining Protected Balance − Protected Payment Amount) × (1-ratio); ($92,375 − $3,250) × (1-0.86%); $89,125 × 99.14% = $88,358).

To determine the total withdrawal amount reduction, the Remaining Protected Balance is reduced by the total withdrawal amount. Numerically, after the Remaining Protected Balance is reduced by the total withdrawal amount, the Remaining Protected Balance is $88,375 (Remaining Protected Balance − total withdrawal amount; $92,375 − $4,000 = $88,375).

Therefore, since $88,358 (proportionate method) is less than $88,375 (total withdrawal amount method) the new Remaining Protected Balance is $88,358.

The ADDITIONAL INFORMATION section is amended as follows:

The second paragraph of the Service Arrangements subsection is amended to include the following:

Invesco Aim Advisors, Inc. pays us for each AIM Variable Insurance Funds portfolio (Series II) held by our separate accounts. Van Kampen Funds Inc. pays us for each Van Kampen Life Investment Trust portfolio (Class II) held by our separate accounts.

Supplement dated December 15, 2008 to the Statement of Additional Information dated May 1, 2008 for the
Pacific Odyssey, Pacific Portfolios, Pacific Innovations Select and Pacific Value variable annuity contracts issued by Pacific Life & Annuity Company

Capitalized terms used in this supplement are defined in the Prospectuses referred to above unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life & Annuity Company; “you” or “your” refer to the Contract Owner.

This supplement must be preceded or accompanied by the applicable Statement of Additional Information dated May 1, 2008, as supplemented. The changes in this supplement are effective February 1, 2009, unless otherwise noted below.

The OTHER OPTIONAL RIDERS section is changed as follows:

The Allowable Investment Options table in the Investment Allocation Requirements subsection is amended to include the following:

AIM V.I. PowerShares ETF Allocation Fund
American Funds Asset Allocation
GE Investments Total Return Fund
Van Kampen Global Tactical Asset Allocation Portfolio

Effective January 1, 2009, the Allowable Asset Allocation Models will be changed as follows:

Portfolio Optimization Model E will no longer be an allowable Asset Allocation Model for any optional living benefit rider with a Rider Effective Date on or after January 1, 2009.

PART II

Part C: OTHER INFORMATION

     Item 24. Financial Statements and Exhibits

(a)	Financial Statements

Part A: None

Part B:

(1)	Registrant’s Financial Statements

Audited Financial Statements dated as of December 31, 2007 and for each of the periods presented which are incorporated by reference from the 2007 Annual Report include the following for Separate Account A:

Statements of Assets and Liabilities Statements of Operations Statements of Changes in Net Assets Notes to Financial Statements Report of Independent Registered Public Accounting Firm

(2)	Depositor’s Financial Statements

Audited Financial Statements dated as of December 31, 2007 and 2006, and for each of the three years in the period ended December 31, 2007, included in Part B include the following for Pacific Life & Annuity Company:

Independent Auditors’ Report Statements of Financial Condition Statements of Operations Statements of Stockholder’s Equity Statements of Cash Flows Notes to Financial Statements

(b)	Exhibits

1.	(a)	Minutes of Action of Board of Directors of PM Group Life Insurance Company (PM Group) (PL&A) dated July 1, 1998.[1]

2.	Not applicable

3.	(a)	Distribution Agreement between Pacific Life & Annuity Company (PL&A) and Pacific Select Distributors, Inc. (PSD)[1]

	(b)	Form of Selling Agreement between Pacific Life & Annuity Company (PL&A), PSD and Various Broker-Dealers[6]

4.	(a)	Pacific Value—Form of Individual Flexible Premium Deferred Variable Annuity Contract (Form No. 10-2100NY)[1]

	(b)	Form of Qualified Pension Plan Rider (Form No. 20-24200)[1]

	(c)	(1) Form of 403(b) Tax-Sheltered Annuity Rider (Form No. 20-25200)[1]

(2) 403(b) Tax-Sheltered Annuity Rider (Form No. 20-2156)

	(d)	Individual Retirement Annuity Rider (Form No. 20-28900)[1]

	(e)	Roth Individual Retirement Annuity Rider (Form No. 20-29000)[1]

	(f)	SIMPLE Individual Retirement Annuity Rider (Form No. 20-29100)[1]

	(g)	Form of Stepped-Up Death Benefit Rider (Form No. 20-23500)[1]

	(h)	Form of Guaranteed Protection Advantage (GPA) Rider (Form No. 20-27000)[1]

	(i)	Form of Guaranteed Protection Advantage 5 (GPA 5) Rider (Form No. 20-295-1)[2]

	(j)	Guaranteed Income Annuity (GIA) Rider (Form No. 20-2118)[5]

	(k)	(1) Enhanced Guaranteed Withdrawal Benefit Rider (Form No. 20-2120)[5]

(2) Form of Excess Withdrawal Endorsement (Form No. 15-2152A)[11]

	(l)	(1) 5% Guaranteed Withdrawal Benefit Rider (Form No. 20-2131)[7]

(2) Form of Excess Withdrawal Endorsement (Form No. 15-2152)[11]

	(m)	(1) Form of Joint Life 5% Guaranteed Withdrawal Benefit Rider (Form No. 20-2135)[8]

(2) Form of Excess Withdrawal Endorsement (Form No. 15-2152B)[11]

	(n)	Form of Guaranteed Protection Advantage 3 Rider (Form No. 20-2144)[9]

	(o)	(1) Form of Guaranteed Withdrawal Benefit II Rider (Form No. 20-2146)[9]

(2) Form of Excess Withdrawal Endorsement (Form No. 15-2152)[11]

	(p)	Form of Guaranteed Withdrawal Benefit III Rider (Form No. 20-2153)[11]

	(q)	Form of Guaranteed Withdrawal Benefit Rider (Form No. 20-2154)[11]

	(r)	Form of Joint Life Guaranteed Withdrawal Benefit Rider (Form No. 20-2155)[11]

	(s)	Form of Income Access Rider (Form No. 20-2104)

5.	(a)	Form of Pacific Value Variable Annuity Application (Form No. 25-2100)[1]

	(b)	Form of Guaranteed Protection Advantage Rider Request (Form No. N2066-2A)[1]

	(c)	Form of Portfolio Optimization Enrollment/Rider Request Form (Form No. N2150-5B)[4]

	(d)	Pacific Value Variable Annuity Application (Form No. 25-2100-2)[6]

	(e)	Portfolio Optimization Enrollment/Rider Request Form (Form No. N2150-6B)[6]

6.	(a)	Articles of Incorporation of PM Group Life[1]

	(b)	Amended and Restated Articles of Incorporation of PL&A1

	(c)	By-laws of Pacific Life & Annuity Company[1]

7.	Not applicable

8.	(a)	Pacific Select Fund Participation Agreement[1]

	(b)	Addendum to the Pacific Select Fund Participation Agreement (to add the Strategic Value and Focused 30 Portfolios)[1]

	(c)	Addendum to the Pacific Select Fund Participation Agreement (to add nine new Portfolios)[1]

	(d)	Addendum to the Pacific Select Fund Participation Agreement (to add the Equity Income and Research Portfolios)[1]

	(e)	Administrative Agreement Between Pacific Life & Annuity Company (PL&A) and Pacific Life Insurance Company (“Pacific Life”)[1]

	(f)	Fund Participation Agreement Between Pacific Life & Annuity Company, Pacific Select Distributors, Inc., American Funds Insurance Series, American Funds Distributors, and Capital Research and Management Company.[3]

	(g)	Form of Exhibit B to the Pacific Select Fund Participation Agreement (to add International Small-Cap and Diversified Bond)[6]

	(h)	Form of AllianceBernstein Variable Products Series Fund, Inc. Participation Agreement[11]

	(i)	Form of BlackRock Variable Series Fund, Inc. Participation Agreement[11]

	(j)	Form of Franklin Templeton Variable Insurance Products Trust Participation Agreement[11]

	(k)	Form of AllianceBernstein Investments, Inc. Administrative Services Agreement[11]

	(l)	Form of BlackRock Distributors, Inc. Administrative Services Agreement[11]

	(m)	Form of Franklin Templeton Series, LLC Administrative Services Agreement[11]

	(n)	Form of AIM Variable Insurance Funds Participation Agreement

	(o)	Form of Invesco Aim Distributors, Inc. Distribution Services Agreement

	(p)	Form of Invesco Aim Advisors, Inc. Administrative Services Agreement

	(q)	Form of GE Investments Funds, Inc. Participation Agreement

	(r)	Form of GE Investment Distributors, Inc. Distribution and Services Agreement

	(s)	Form of Van Kampen Life Investment Trust Participation Agreement

	(t)	Form of Van Kampen Funds, Inc. Shareholder Service Agreement

	(u)	Form of Van Kampen Asset Management Administrative Services Letter Agreement

9.	Opinion and Consent of legal officer of Pacific Life & Annuity Company as to the legality of Contracts being registered.[1]

	10.	Consent of Independent Registered Public Accounting Firm and Consent of Independent Auditors[10]

	11.	Not applicable

	12.	Not applicable

	13.	Pacific Value—Performance Calculations[1]

	14.	Powers of Attorney[10]

[1]	Included in Registration Statement on Form N-4, File No. 333-107571, Accession No. 0001017062-03-001534, filed on August 1, 2003, and incorporated by reference herein.

[2]	Included in Registration Statement on Form N-4/A, File No. 333-107571, Accession No. 0000892569-05-000072, filed on February 17, 2005, and incorporated by reference herein.

[3]	Included in Registration Statement on Form N-4/B, File No. 333-71081, Accession No. 0000892569-05-000248, filed on April 18, 2005, and incorporated by reference herein.

[4]	Included in Registration Statement on Form N-4/B, File No. 333-107571, Accession No. 0000892569-05-000250, filed on April 18, 2005, and incorporated by reference herein.

[5]	Included in Registration Statement on Form N-4/A, File No. 333-107571, Accession No. 0000892569-05-000914, filed on October 17, 2005, and incorporated by reference herein.

[6]	Included in Registration Statement on Form N-4/B, File No. 333-107571, Accession No. 0000892569-06-000562, filed on April 21, 2006, and incorporated by reference herein.

[7]	Included in Registrant’s Form N-4/A, File No. 333-107571, Accession No. 0000892569-06-001256, filed on October 19, 2006, and incorporated by reference herein.

[8]	Included in Registrant’s Form N-4/B, File No. 333-107571, Accession No. 0000892569-07-000477, filed on April 20, 2007, and incorporated by reference herein.

[9]	Included in Registrant’s Form N-4/B, File No. 333-107571, Accession No. 0000892569-07-001587, filed on December 28, 2007, and incorporated by reference herein.

[10]	Included in Registrant’s Form N-4/B, File No. 333-107571, Accession No. 0000892569-08-000666, filed on April 25, 2008, and incorporated by reference herein.

[11]	Included in Registrant’s Form N-4/B, File No. 333-107571, Accession No. 0000892569-08-001275, filed on September 11, 2008, and incorporated by reference herein.

Item 25. Directors and Officers of Pacific Life & Annuity Company

Name and Address	Positions and Offices with Pacific Life & Annuity Company
James T. Morris	Director, President and Chief Executive Officer
Khanh T. Tran	Director, Executive Vice President and Chief Financial Officer
Sharon A. Cheever	Director, Senior Vice President and General Counsel
Audrey L. Milfs	Director, Vice President and Secretary
Edward R. Byrd	Senior Vice President and Chief Accounting Officer
Brian D. Klemens	Vice President and Controller
Gerald W. Robinson	Executive Vice President
Denis P. Kalscheur	Vice President and Treasurer

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 26.	Persons Controlled by or Under Common Control with Pacific Life & Annuity Company or Separate Account A

The following is an explanation of the organization chart of Pacific Life & Annuity Company’s subsidiaries:

PACIFIC LIFE & ANNUITY COMPANY, SUBSIDIARIES & AFFILIATED
ENTERPRISES LEGAL STRUCTURE

Pacific Life & Annuity Company is an Arizona Stock Life Insurance Company wholly-owned by Pacific Life Insurance Company (a Nebraska Stock Life Insurance Company) which is wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

Item 27. Number of Contractholders

Pacific Value — Approximately	614 Qualified 436 Non Qualified

Item 28. Indemnification

(a)	The Distribution Agreement between Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD), formerly called Pacific Mutual Distributors, Inc. (PMD) provides substantially as follows:

Pacific Life & Annuity Company hereby agrees to indemnify and hold harmless PMD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life & Annuity Company or the Separate Account. Pacific Life & Annuity Company shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life & Annuity Company be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PMD.

PMD hereby agrees to indemnify and hold harmless Pacific Life & Annuity Company, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life & Annuity Company or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PMD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PMD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

(b)	The Form of Selling Agreement between Pacific Life & Annuity Company, Pacific Select Distributors, Inc. (PSD), formerly called Pacific Mutual Distributors, Inc. (PMD) and Various Broker-Dealers and Agency (Selling Entities) provides substantially as follows:

Pacific Life & Annuity Company and PSD agree to indemnify and hold harmless Selling Entities, their officers, directors, agents and employees, against any and all losses, claims, damages, or liabilities to which they may become subject under the Securities Act, the Exchange Act, the Investment Company Act of 1940, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the Securities Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature provided by Pacific Life & Annuity Company and PSD.

Selling Entities agree to, jointly and severally, hold harmless and indemnify Pacific Life & Annuity Company and PSD and any of their respective affiliates, employees, officers, agents and directors (collectively, “Indemnified Persons”) against any and all claims, liabilities and expenses (including, without limitation, losses occasioned by any rescission of any Contract pursuant to a “free look” provision or by any return of initial purchase payment in connection with an incomplete application), including, without limitation, reasonable attorneys’ fees and expenses and any loss attributable to the investment experience under a Contract, that any Indemnified Person may incur from liabilities resulting or arising out of or based upon (a) any untrue or alleged untrue statement other than statements contained in the registration statement or prospectus relating to any Contract, (b)(i) any inaccurate or misleading, or allegedly inaccurate or misleading sales material used in connection with any marketing or solicitation relating to any Contract, other than sales material provided preprinted by Pacific Life & Annuity Company or PSD, and (ii) any use of any sales material that either has not been specifically approved in writing by Pacific Life & Annuity Company or PSD or that, although previously approved in writing by Pacific Life & Annuity Company or PSD, has been disapproved, in writing by either of them, for further use, or (c) any act or omission of a Subagent, director, officer or employee of Selling Entities, including, without limitation, any failure of Selling Entities or any Subagent to be registered as required as a broker/dealer under the 1934 Act, or licensed in accordance with the rules of any applicable SRO or insurance regulator.

Item 29. Principal Underwriters

(a)	PSD, formerly called PMD, also acts as principal underwriter for the Pacific Select Exec Separate Account of Pacific Life and Annuity Company, Pacific Select Fund, and the following Separate Accounts of Pacific Life Insurance Company: Pacific Select Separate Account, Pacific Select Exec Separate Account, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Separate Account B, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, and Pacific Select Fund.

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life Insurance Company at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31. Management Services

Not applicable

Item 32. Undertakings

The registrant hereby undertakes:

(a)	to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

(b)	to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

     (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

     (b) REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life & Annuity Company and the sponsoring insurance company of the Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract (“Contract”) described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 4th day of December, 2008.

SEPARATE ACCOUNT A
(Registrant)

By:	PACIFIC LIFE & ANNUITY COMPANY

By:

James T. Morris*
Director, President and Chief Executive Officer

By:	PACIFIC LIFE & ANNUITY COMPANY
(Depositor)

By:

James T. Morris*
Director, President and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 13 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date

	James T. Morris*	Director, President and Chief Executive Officer	December 4, 2008

	Khanh T. Tran*	Director, Executive Vice President and Chief Financial Officer	December 4, 2008

	Sharon A. Cheever	Director, Senior Vice President and General Counsel	December 4, 2008

	Audrey L. Milfs*	Director, Vice President and Secretary	December 4, 2008

	Edward R. Byrd*	Senior Vice President and Chief Accounting Officer	December 4, 2008

	Brian D. Klemens*	Vice President and Controller	December 4, 2008

	Gerald W. Robinson*	Executive Vice President	December 4, 2008

*By:	/s/ SHARON A. CHEEVER		December 4, 2008

Sharon A. Cheever
as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 11 of the Registration Statement filed on Form N-4 for Separate Account A, File No. 333-107571, Accession No. 0000892569-08-000666; filed on April 25, 2008, as Exhibit 14.)